Summary of significant accounting policies (Details 4)	12 Months Ended
Sep. 30, 2022
Transportation equipment
Intangible assets estimated useful lives	4 years
Minimum | Plant, machinery and equipment
Intangible assets estimated useful lives	5 years
Minimum | Office equipment
Intangible assets estimated useful lives	3 years
Maximum | Plant, machinery and equipment
Intangible assets estimated useful lives	10 years
Maximum | Office equipment
Intangible assets estimated useful lives	5 years